Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Government Money Market I Fund

(the “Fund”)

Supplement dated April 21, 2017, to the Fund’s

Statement of Additional Information (“SAI”) dated October 1, 2016

Effective immediately, all reference to Andrew Doulos is hereby deleted. In addition, in the section entitled “Portfolio Managers – Other Accounts” the information with respect to the Fund in the table on page 59 of the SAI is hereby amended by inserting the following information with respect to SunAmerica Asset Management, LLC, the Fund’s subadviser:

	Other Accounts (As of February 28, 2017)
	Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Portfolio Manager	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
Timothy Campion	28	$29,940	0	0	0	0
Jane Algieri	20	$15,020	0	0	0	0

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.